Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Expenses [Abstract]
Bank charge	$ 49	$ 41	$ 47
Bank interest	384	378	184
Catering fee	111	96	90
Courier	202	190	128
Entertainment	207	34	12
Exchange rate	69	(30)	(46)
Expat licensing fees	4	4	5
Freight export	20	4	4
General and admin	43	58	52
Insurance	131	131	106
Lab fee	32	28	18
Lab test	14	18	5
License fee	93	24
Motor vehicle	20	18	15
Other expenses	208	80	63
Other tax expense	35	2	1
Other tax expense (for commission)	376	359	227
Professional fee	364	58	15
Rental - copier	2	2	1
Rental - office and apartment	58	200	179
Repair and maintenance	28	32	6
Service fee	40	81	165
Stationery	8	7	5
Transportation	19	22	30
Travelling	476	150	39
Utilities	47	45	38
Total other expenses	$ 3,040	$ 2,032	$ 1,389